CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

27.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	85,823,048	681,383,135	95,970,807
Short-term investments	1,149,961,626	366,279,947	51,589,452
Short-term amounts due from subsidiaries (other than WFOE)	402,663,708	423,884,645	59,702,904
Other current assets	4,395,552	378,978	53,378
Total Current assets	1,642,843,934	1,471,926,705	207,316,541
Non-current assets
Investments in subsidiaries	54,820,009	50,291,278	7,083,378
Contractual interest in the VIEs and VIEs’ subsidiaries*	2,978,731,315	2,616,728,505	368,558,501
Total non-current assets	3,033,551,324	2,667,019,783	375,641,879
Total assets	4,676,395,258	4,138,946,488	582,958,420
LIABILITIES
Current liabilities
Short-term amounts due to subsidiaries (other than WFOE)	34,502,715	—	—
Other current liabilities	319,983,531	321,969,994	45,348,525
Total current liabilities	354,486,246	321,969,994	45,348,525
Other non-current liabilities	7	7	1
Total non-current liabilities	7	7	1
Total liabilities	354,486,253	321,970,001	45,348,526
Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2022 and 2023, respectively; 229,831,213 shares issued and 196,605,493 shares outstanding as of December 31, 2022; 229,831,213 shares issued and 144,857,131 shares outstanding as of December 31, 2023)	154,483	154,483	21,758
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2022 and 2023, respectively; 72,978,677 shares issued and outstanding as of December 31, 2022; 72,978,677 shares issued and outstanding as of December 31, 2023)	49,777	49,777	7,011
Treasury shares	(559,005,216)	(773,130,748)	(108,893,188)
Additional paid-in capital	4,805,240,472	4,813,679,585	677,992,589
Accumulated other comprehensive income	66,359,902	111,849,166	15,753,626
Retained earnings (accumulated deficit)	9,109,587	(335,625,776)	(47,271,902)
Total shareholders’ equity	4,321,909,005	3,816,976,487	537,609,894
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,676,395,258	4,138,946,488	582,958,420

27.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONTINUED

Condensed statements of comprehensive (loss) income

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
General and administrative	(10,079,685)	(7,443,140)	(6,797,975)	(957,475)
Interest income	4,440,117	26,502,229	56,622,110	7,975,057
Foreign exchange loss	(390,858)	(411,971)	(178,578)	(25,152)
Net loss on equity securities	(27,278,116)	(14,671,470)	(49,125)	(6,919)
Net recovery on provision for credit losses	—	—	362,724	51,089
Share of loss of subsidiaries	(15,118,076)	(9,705,617)	(5,407,894)	(761,686)
Contractual interests in the VIEs and VIEs’ subsidiaries*	37,717,412	(1,131,232,451)	(87,530,375)	(12,328,395)
Other income	1,928,027	24,251,883	5,105,839	719,142
Other expense	(6,218,510)	(8,186)	—	—
Net loss before income taxes	(14,999,689)	(1,112,718,723)	(37,873,274)	(5,334,339)
Income tax expense	6,455,337	1,510,840	—	—
Net loss	(8,544,352)	(1,111,207,883)	(37,873,274)	(5,334,339)
Other comprehensive (loss) income, net of tax	(72,130,683)	253,877,012	45,489,264	6,407,029
Total comprehensive (loss) income, net of tax	(80,675,035)	(857,330,871)	7,615,990	1,072,690

Condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net loss	(8,544,352)	(1,111,207,883)	(37,873,274)	(5,334,339)
Net loss on equity securities	27,278,116	14,671,470	49,125	6,919
Net recovery on provision for credit losses	—	—	(362,724)	(51,089)
Share of loss of subsidiaries	15,118,076	9,705,617	5,407,894	761,686
Contractual interests in the VIEs and VIEs’ subsidiaries*	(37,717,412)	1,131,232,451	87,530,375	12,328,395
Changes in operating assets and liabilities	(6,320,138)	(182,850)	6,050,188	852,154
Net cash (used in) provided by operating activities	(10,185,710)	44,218,805	60,801,584	8,563,726
Net cash provided by investing activities	2,150,227,042	1,028,108,135	739,237,782	104,119,463
Net cash used in financing activities	(1,391,602,116)	(1,969,849,465)	(244,176,932)	(34,391,602)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(5,443,535)	125,457,077	39,697,653	5,591,297
Net increase (decrease) in cash and cash equivalents and restricted cash	742,995,681	(772,065,448)	595,560,087	83,882,884
Cash and cash equivalents and restricted cash at beginning of the year	114,892,815	857,888,496	85,823,048	12,087,923
Cash and cash equivalents and restricted cash at end of the year	857,888,496	85,823,048	681,383,135	95,970,807
*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.

27.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONTINUED

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments – Equity Method and Joint Ventures (“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs’ and their respective profit or loss as “Equity in profits of subsidiaries and VIEs’ on the condensed statements of comprehensive (loss) income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.